Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,825,325,157.00
Previously Paid Amount	0.00
Total Fee Amount	1,810,457.26
Total Offset Amount	0.00
Net Fee	$ 1,810,457.26